Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

NOTE 12 – QUARTERLY FINANCIAL INFORMATION (Unaudited)

The following table presents unaudited selected quarterly financial information (in thousands, except per share data) for the periods indicated. This information has been derived from the Company’s unaudited quarterly consolidated financial statements, which in the opinion of management include adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of such information. These operating results are not necessarily indicative of results for any future period.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2016
Net sales	$9,410	$12,126	$8,989	$8,615
Gross profit	1,178	1,157	884	1,374
Net income (loss)	(903)	(1,035)	(945)	48
Basic and diluted net income (loss) per share	(0.06)	(0.07)	(0.07)	0.00
Year Ended December 31, 2015
Net sales	$14,517	$10,945	$12,179	$10,192
Gross profit	2,554	1,608	2,001	1,256
Net income (loss)	532	(678)	(138)	(959)
Basic and diluted net income (loss) per share	0.04	(0.05)	(0.01)	(0.07)